SHARE-BASED PAYMENTS - Exercise Price Range of Outstanding Share Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	19,971	21,776	18,584
Options Exercisable (in shares) | shares	11,776
Weighted average remaining life (in years)	4 years 4 months 24 days
$26.83 – $35.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	3,517
Options Exercisable (in shares) | shares	1,102
Weighted average remaining life (in years)	5 years 2 months 12 days
$35.26 – $41.38
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	4,149
Options Exercisable (in shares) | shares	1,700
Weighted average remaining life (in years)	4 years 7 months 6 days
$41.39 – $43.41
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	2,677
Options Exercisable (in shares) | shares	2,677
Weighted average remaining life (in years)	2 years 8 months 12 days
$43.42 – $46.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	4,618
Options Exercisable (in shares) | shares	2,722
Weighted average remaining life (in years)	4 years 6 months
$46.01 – $49.78
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares) | shares	5,010
Options Exercisable (in shares) | shares	3,575
Weighted average remaining life (in years)	4 years 3 months 18 days
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 40.17
Minimum | $26.83 – $35.25
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	26.83
Minimum | $35.26 – $41.38
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	35.26
Minimum | $41.39 – $43.41
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	41.39
Minimum | $43.42 – $46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	43.42
Minimum | $46.01 – $49.78
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	46.01
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		$ 49.79
Maximum | $26.83 – $35.25
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	35.25
Maximum | $35.26 – $41.38
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	41.38
Maximum | $41.39 – $43.41
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	43.41
Maximum | $43.42 – $46.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	46.00
Maximum | $46.01 – $49.78
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 49.78